Information on net borrowings (Tables)	12 Months Ended
Dec. 31, 2023
Information on net borrowings
Schedule of net borrowings
(€ million)	December 31, 2023	December 31, 2022
A. Cash	3,731	3,351
B. Cash equivalents	6,462	6,804
C. Other current financial assets	7,637	9,736
D Liquidity (A+B+C)	17,830	19,891
E. Current financial debt	6,057	6,588
F. Current portion of non-current financial debt	2,084	1,839
G. Current financial indebtedness (E+F)	8,141	8,427
H. Net current financial indebtedness (G-D)	(9,689)	(11,464)
I. Non-current financial debt	5,472	6,073
J. Debt instruments	20,452	17,368
K. Non‐current trade and other payables
L. Non-current financial indebtedness (I+J+K)	25,924	23,441
M. Total financial indebtedness (H+L)	16,235	11,977